Financial Instruments	12 Months Ended
Jun. 30, 2011
Financial Instruments
Financial Instruments

12. FINANCIAL INSTRUMENTS

We utilize derivative financial instruments to manage exposure to certain risks related to our ongoing operations. The primary risks managed through the use of derivative instruments include interest rate risk, currency exchange risk and commodity price risk. We do not use derivative instruments for trading or speculative purposes. While the majority of our derivative instruments are designated as hedging instruments, we also enter into derivative instruments that are designed to hedge a risk, but are not designated as hedging instruments. These derivative instruments are adjusted to current fair value through earnings at the end of each period.

Interest Rate Risk Management. We are exposed to the impact of interest rate changes. Our objective is to manage the impact of interest rate changes on cash flows and the market value of our borrowings. We utilize a mix of debt maturities along with both fixed-rate and variable-rate debt to manage changes in interest rates. In addition, we enter into interest rate swaps to further manage our exposure to interest rate variations related to our borrowings and to lower our overall borrowing costs.

Currency Exchange Risk Management. We conduct business in several major international currencies and are subject to risks associated with changing foreign exchange rates. Our objective is to reduce earnings and cash flow volatility associated with foreign exchange rate changes to allow management to focus its attention on business operations. Accordingly, we enter into various contracts that change in value as foreign exchange rates change to protect the value of existing foreign currency assets and liabilities, commitments and anticipated foreign currency revenue and expenses.

Commodity Price Risk Management. We are exposed to changes in the price of certain commodities. Our objective is to reduce earnings and cash flow volatility associated with forecasted purchases of these commodities to allow management to focus its attention on business operations. Accordingly, we enter into derivative contracts to manage the price risk associated with these forecasted purchases.

We are exposed to counterparty credit risk on all of our derivative instruments. Accordingly, we have established and maintain strict counterparty credit guidelines and enter into derivative instruments only with major financial institutions that are investment grade or better. We do not have significant exposure to any one counterparty; management believes the risk of loss is remote and, in any event, would not be material. Additionally, we do not require collateral under these agreements.

The following table summarizes the fair value of our assets and liabilities related to derivative financial instruments, and the respective line items in which they were recorded in the consolidated balance sheets as of June 30, 2011 and 2010:

(in millions)	Balance Sheets Line Item	June 30, 2011	June 30, 2010
Assets:
Derivatives designated as hedging instruments:
Pay-floating interest rate swaps	Prepaid expenses and other	$32.4	$23.4
Foreign currency contracts	Prepaid expenses and other	0.8	3.9
Commodity contracts	Prepaid expenses and other	2.5	0.0

Total assets		$35.7	$27.3

Liabilities:
Derivatives designated as hedging instruments:
Foreign currency contracts	Deferred income taxes and other liabilities	$2.9	$1.1
Derivatives not designated as hedging instruments:
Commodity contracts	Other accrued liabilities	0.7	0.0

Total liabilities		$3.6	$1.1

Fair Value Hedges

We enter into pay-floating interest rate swaps to hedge the changes in the fair value of fixed-rate debt resulting from fluctuations in interest rates. These contracts are designated and qualify as fair value hedges. Accordingly, the gain or loss recorded on the pay-floating interest rate swaps is directly offset by the change in fair value of the underlying debt. Both the derivative instrument and the underlying debt are adjusted to market value at the end of each period with any resulting gain or loss recorded in interest expense, net in the consolidated statements of earnings.

During fiscal 2011 and 2010, we entered into pay-floating interest rate swaps with total notional values of $250.0 million and $1.0 billion, respectively. The fair value of these pay-floating interest rate swaps is included in the consolidated balance sheet as of June 30, 2011 and 2010.

The following table summarizes the interest rate swaps designated as fair value hedges outstanding as of June 30, 2011 and 2010:

	June 30, 2011		June 30, 2010
(in millions)	Notional Amount	Maturity Date	Notional Amount	Maturity Date
Pay-floating interest rate swaps	$1,256.0	June 2012 – December 2020	$1,006.0	June 2012 – June 2015

The following table summarizes the gain/(loss) recognized in earnings for interest rate swaps designated as fair value hedges for fiscal 2011, 2010 and 2009:

		Fiscal Year Ended June 30,
(in millions)	Statements of Earnings Line Item	2011	2010	2009
Pay-floating interest rate swaps	Interest expense, net	$36.2	$47.3	$21.6
Fixed-rate debt	Interest expense, net	(36.2)	(47.3)	(21.6)

There was no ineffectiveness associated with these derivative instruments.

Cash Flow Hedges

We enter into derivative instruments to hedge our exposure to changes in cash flows attributable to currency, interest rate and commodity price fluctuations associated with certain forecasted transactions. These derivative instruments are designated and qualify as cash flow hedges. Accordingly, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income ("OCI") and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period during which the hedged transaction affects earnings. The ineffective portion of the gain or loss on the derivative instrument is recognized in earnings immediately.

We enter into foreign currency contracts to protect the value of anticipated foreign currency revenues and expenses. At June 30, 2011 and 2010, we held contracts to hedge probable, but not firmly committed, revenue and expenses. The principal currencies hedged are the Canadian dollar, European euro, Mexican peso and Thai baht.

We enter into commodity contracts to manage the price risk associated with forecasted purchases of certain commodities used in our Medical segment.

The following table summarizes the outstanding cash flow hedges as of June 30, 2011 and 2010:

	June 30, 2011		June 30, 2010
(in millions)	Notional Amount	Maturity Date	Notional Amount	Maturity Date
Foreign currency contracts	$163.0	July 2011 – June 2012	$145.7	July 2010 – June 2011
Commodity contracts	22.4	July 2011 – March 2014	24.2	July 2010 – June 2013

The following table summarizes the accumulated gain/(loss) included in OCI for derivative instruments designated as cash flow hedges as of June 30, 2011 and 2010:

	June 30,
(in millions)	2011	2010
Foreign currency contracts	$(1.8)	$2.6
Commodity contracts	2.5	0.0

The following table summarizes the gain/(loss) reclassified from accumulated OCI into earnings for derivative instruments designated as cash flow hedges for fiscal 2011, 2010 and 2009:

		Fiscal Year Ended June 30,
(in millions)	Statements of Earnings Line Item	2011	2010	2009
Pay-fixed interest rate swaps	Interest expense, net	$0.0	$(2.1)	$(7.6)
Foreign currency contracts	Revenue	0.3	0.0	0.0
Foreign currency contracts	Cost of products sold	(2.7)	(10.5)	10.9
Foreign currency contracts	SG&A expenses	3.1	1.4	(4.0)
Commodity contracts	SG&A expenses	1.6	0.2	(0.6)

The amount of ineffectiveness associated with these derivative instruments was not material.

Economic (Non-designated) Hedges

Foreign Currency. We enter into foreign currency contracts to manage our foreign exchange exposure related to intercompany financing transactions and other balance sheet items subject to revaluation that do not meet the requirements for hedge accounting treatment. Accordingly, these derivative instruments are adjusted to current market value at the end of each period through earnings. The gain or loss recorded on these instruments is substantially offset by the remeasurement adjustment on the foreign currency denominated asset or liability. The settlement of the derivative instrument and the remeasurement adjustment on the foreign currency denominated asset or liability are both recorded in other (income)/expense, net at the end of each period. During fiscal 2010, we received cash receipts from a cross currency swap settlement totaling $42.5 million. These proceeds are classified as cash provided by operating activities in the consolidated statement of cash flows.

Commodity Contracts. During fiscal 2011, we entered into swap contracts of certain commodities to mitigate price volatility for materials we purchase or use in our manufacturing and distribution businesses. These instruments do not qualify for hedge accounting and as such fair value changes as well as periodic settlements of these contracts are recorded within other (income)/expense, net in our consolidated statements of earnings.

The following table summarizes the economic (non-designated) derivative instruments outstanding as of June 30, 2011 and 2010:

	June 30, 2011		June 30, 2010
(in millions)	Notional Amount	Maturity Date	Notional Amount	Maturity Date
Foreign currency contracts	$391.8	July 2011	$472.6	July 2010
Commodity contracts	10.0	July 2011 – June 2012	0.0	—

The following table summarizes the gain/(loss) recognized in earnings for economic (non-designated) derivative instruments for fiscal 2011, 2010 and 2009:

		Fiscal Year Ended June 30,
(in millions)	Statements of Earnings Line Item	2011	2010	2009
Foreign currency contracts	Other income/expense, net	$36.2	$23.7	$(8.6)
Commodity contracts	Other income/expense, net	(1.1)	0.0	0.0

Fair Value of Financial Instruments

The carrying amounts of cash and equivalents, trade receivables, accounts payable, other short-term borrowings, and other accrued liabilities at June 30, 2011 and 2010 approximate their fair value due to their short-term maturities.

Cash balances are invested in accordance with our investment policy. These investments are exposed to market risk from interest rate fluctuations and credit risk from the underlying issuers, although this is mitigated through diversification.

The following table summarizes the estimated fair value of our long-term obligations and other short-term borrowings compared to the respective carrying amounts at June 30, 2011 and 2010:

	June 30,
(in millions)	2011	2010
Long-term obligations and other short-term borrowings	$2,619.4	$2,310.4
Carrying amount	2,502.0	2,129.3

The fair value of our long-term obligations and other short-term borrowings is estimated based on either the quoted market prices for the same or similar issues or other inputs derived from available market information.

The following is a summary of the fair value gain/(loss) of our derivative instruments, based upon the estimated amount that we would receive (or pay) to terminate the contracts as of June 30, 2011 and 2010. The fair values are based on quoted market prices for the same or similar instruments.

	June 30, 2011		June 30, 2010
(in millions)	Notional Amount	Fair Value Gain/(Loss)	Notional Amount	Fair Value Gain/(Loss)
Interest rate swaps	$1,256.0	$32.4	$1,006.0	$23.4
Foreign currency contracts	554.8	(2.1)	618.3	2.8
Commodity contracts	32.4	1.8	24.2	0.0

See Note 13 for further information regarding fair value measurements.